Intangible assets, net - Schedule of intangible assets, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Gross carrying amount
Total of gross carrying amount	¥ 247,602,736		¥ 317,251,505
Less: accumulated amortization
Total of accumulated amortization	(125,006,399)		(196,557,367)
Less: provision for impairment	(61,679,245)
Intangible assets, net	60,917,092	$ 8,345,607	120,694,138
License for Online Transmission of Audio/Video Programs
Gross carrying amount
Total of gross carrying amount	7,988,748		7,988,748
Agency contract rights
Gross carrying amount
Total of gross carrying amount	142,720,126		159,701,258
Less: accumulated amortization
Total of accumulated amortization	(58,698,113)		(105,730,346)
Licensed copyrights of content
Gross carrying amount
Total of gross carrying amount	66,981,132		67,072,231
Less: accumulated amortization
Total of accumulated amortization	(40,566,038)		(16,451,950)
Brand name
Gross carrying amount
Total of gross carrying amount			41,906,429
Less: accumulated amortization
Total of accumulated amortization			(41,906,429)
Software
Gross carrying amount
Total of gross carrying amount	23,854,614		24,272,306
Less: accumulated amortization
Total of accumulated amortization	(20,720,014)		(17,614,761)
Platform
Gross carrying amount
Total of gross carrying amount			10,271,184
Less: accumulated amortization
Total of accumulated amortization			(10,271,184)
Others
Gross carrying amount
Total of gross carrying amount	6,058,116		6,039,349
Less: accumulated amortization
Total of accumulated amortization	¥ (5,022,234)		¥ (4,582,697)